Share-Based Compensation - Summary of Stock Option Activity Plans (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding, Beginning Balance	8,609	5,621
Number of Options Outstanding, Granted	3,856	4,369
Number of Options Outstanding, Exercised	(607)	(484)
Number of Options Outstanding, Canceled/Forfeited Options	(702)	(897)
Number of Options Outstanding, Ending Balance	11,156	8,609	5,621
Number of Options Outstanding, Vested and expected to vest	10,346
Number of Options Outstanding, Exercisable	5,023
Weighted Average Exercise Price Per Share, Beginning Balance	$ 2.89	$ 1.14
Weighted Average Exercise Price Per Share, Granted	$ 11.54	$ 4.91
Weighted Average Exercise Price Per Share, Exercised	$ 1.47	$ 1.15
Weighted Average Exercise Price Per Share, Canceled/Forfeited	$ 4.31	$ 2.18
Weighted Average Exercise Price Per Share, Ending Balance	$ 5.87	$ 2.89	$ 1.14
Weighted Average Exercise Price Per Share, Vested and expected to vest	$ 5.56
Weighted Average Exercise Price Per Share, Exercisable	$ 2.37
Weighted-Average Contractual Term, Beginning balance	7 years 8 months 12 days	7 years 2 months 12 days	7 years 9 months 18 days
Weighted-Average Contractual Term, Ending balance	7 years 8 months 12 days	7 years 2 months 12 days	7 years 9 months 18 days
Weighted-Average Contractual Term, Vested and expected to vest	7 years 7 months 6 days
Weighted-Average Contractual Term, Exercisable	6 years 1 month 6 days
Aggregate Intrinsic Value, Beginning Balance	$ 40,705	$ 8,917
Aggregate Intrinsic Value, Ending Balance	139,484	40,705	8,917
Aggregate Intrinsic Value, Vested and expected to vest	132,578
Aggregate Intrinsic Value, Exercisable	$ 80,378